Equity-accounted Investments - Schedule of Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Join Ventures Investment [Roll Forward]
Investments, beginning balance	$ 13,901
Equity in loss	(4,941)	$ (10,131)
Cumulative translation adjustment due to foreign exchange	(3,144)	821
Investments, ending balance	8,238	13,901
Weichai Ballard JV
Join Ventures Investment [Roll Forward]
Investments, beginning balance	13,901	24,026
Recognition (deferral) of 49% profit on inventory not yet sold to third party, net	(168)	1,205
Equity in loss	(4,941)	(9,931)
Cumulative translation adjustment due to foreign exchange	(554)	(1,399)
Investments, ending balance	$ 8,238	$ 13,901
Proportion of ownership interest in joint venture	49.00%	49.00%